Segment and Geographic Data (Geographic Information on Net Sales and Long-Lived Assets) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Net sales	$ 7,171	$ 6,057	$ 6,022	$ 5,866	$ 6,436	$ 5,494	$ 5,422	$ 5,243	$ 25,116	$ 22,595	$ 20,498
Net Property, Plant & Equipment	3,876				3,448				3,876	3,448
United States
Segment Reporting Information [Line Items]
Net sales									19,006	16,943	15,257
Net Property, Plant & Equipment	2,084				1,997				2,084	1,997
Europe, Middle East, Africa
Segment Reporting Information [Line Items]
Net sales									3,181	2,897	2,618
Net Property, Plant & Equipment	1,562				1,260				1,562	1,260
Asia Pacific
Segment Reporting Information [Line Items]
Net sales									2,164	2,020	1,946
Net Property, Plant & Equipment	97				75				97	75
Other foreign countries
Segment Reporting Information [Line Items]
Net sales									765	735	$ 677
Net Property, Plant & Equipment	$ 133				$ 116				$ 133	$ 116